CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (2,190)	$ (1,713)	$ 6,541
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	269	(983)	410
Total comprehensive income (loss)	(1,921)	(2,696)	6,951
Less: comprehensive (loss) income attributable to noncontrolling interest	289	(171)	(566)
Comprehensive income (loss) attributable to RYB Education, Inc.	$ (2,210)	$ (2,525)	$ 7,517